Business Combinations - Narrative (Details)		6 Months Ended		12 Months Ended
	Mar. 01, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) business
Business Acquisition [Line Items]
Cash consideration		$ 11,323,000	$ 0	$ 0	$ 4,970,000
2019 Business Combinations
Business Acquisition [Line Items]
Number of businesses acquired | business					3
Cash consideration					$ 6,600,000
Cash acquired					800,000
Contingent consideration					1,100,000
Amount held in escrow					300,000
Goodwill expected tax deductible amount					0
Revenues of acquirees since acquisition					1,300,000
Losses of acquirees since acquisition					700,000
Acquisition related costs					$ 300,000
MediaPro Holdings
Business Acquisition [Line Items]
Cash consideration	$ 11,300,000
Cash acquired	1,900,000
Acquisition related costs		$ 500,000
Equity consideration	$ 24,700,000